Income Taxes - Schedule and expiration date of operating losses incurred (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Period Incurred
Net loss	$ 365,600	$ 444,900	$ 252,000	$ 391,900	$ 631,600	$ 944,400	$ 1,665,000	$ 2,638,800	$ 2,310,000	$ 159,600
Expiration date of operating losses	Dec. 31, 2035	Dec. 31, 2034	Dec. 31, 2033	Dec. 31, 2032	Dec. 31, 2031	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026
Total
Net loss	$ 9,803,800